Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	SG BLOCKS, INC.
Entity Central Index Key	0001023994
Amendment Flag	false
Document Type	S-1
Trading Symbol	SGBXQ
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Mar. 31, 2017